Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of carrying amounts and estimated fair values of the financial instruments
The following table presents the carrying amounts and estimated fair values of the financial instruments:

	March 31, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions )
Long-term debt	$4,726	$4,809	$4,598	$4,582

Derivative instruments	$1,034	$1,034	$1,048	$1,048

	December 31, 2014		December 31, 2013
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
		(in millions )
Long-term debt	$4,598	$4,582	$4,039	$4,451

Derivative instruments	$1,048	$1,048	$109	$109

Schedule of volumes associated with derivative contracts

	2016	2017
	Volumes	Volumes
Oil (MBbls)
Fixed Price Swaps
WTI (1)	3,294	4,015
Basis Swaps
LLS vs. WTI (2)	1,830	—

(1)	In February 2015, we unwound 3,294 MBbls of 2016 LLS three way collars in exchange for 3,294 MBbls of 2016 WTI fixed price swaps. No cash or other consideration was included as part of this exchange.
(2)

In February 2015, we unwound 1,830 MBbls of 2016 LLS vs. Brent basis swaps in exchange for 1,830 MBbls of 2016 LLS vs. WTI basis swaps. No cash or other consideration was included as part of this exchange.

Schedule of fair value associated with derivative financial instruments
The following table presents the fair value associated with our derivative financial instruments as of March 31, 2015 and December 31, 2014. All of our derivative instruments are subject to master netting arrangements which provide for the unconditional right of offset for all derivative assets and liabilities with a given counterparty in the event of default. We present assets and liabilities related to these instruments in our balance sheets as either current or non-current assets or liabilities based on their anticipated settlement date, net of the impact of master netting agreements.  On derivative contracts recorded as assets in the table below, we are exposed to the risk that our counterparties may not perform.

	Level 2
	Derivative Assets				Derivative Liabilities
	Gross Fair Value		Balance Sheet Location		Gross Fair Value		Balance Sheet Location
		Impact of Netting	Current	Non- current		Impact of Netting	Current	Non- current
		(in millions)				(in millions)
March 31, 2015
Derivative instruments	$1,069	$(34)	$746	$289	$(35)	$34	$(1)	$—

December 31, 2014
Derivative instruments	$1,093	$(44)	$752	$297	$(45)	$44	$(1)	$—

Level 2
	Derivative Assets				Derivative Liabilities
	Gross(1)				Gross(1)
	Fair	Impact of	Balance Sheet Location		Fair	Impact of	Balance Sheet Location
	Value	Netting	Current	Non-current	Value	Netting	Current	Non-current
	(in millions)				(in millions)
December 31, 2014
Derivative instruments	$1,093	$(44)	$752	$297	$(45)	$44	$(1)	$—

December 31, 2013
Derivative instruments	$164	$(20)	$47	$97	$(55)	$20	$(35)	$—

(1)

Gross derivative assets are comprised primarily of $1,088 million of oil and natural gas derivatives as of December 31, 2014, $157 million of oil and natural gas derivatives as of December 31, 2013, and $5 million and $7 million of interest rate derivatives as of December 31, 2014 and December 31, 2013, respectively.  Gross derivative liabilities are comprised primarily of $43 million of oil and natural gas derivatives as of December 31, 2014, $52 million of oil and natural gas derivatives as of December 31, 2013 and $2 million and $3 million of interest rate derivatives as of December 31, 2014 and December 31, 2013, respectively.

Schedule of gains and losses on financial oil and natural gas derivative instruments presented in operating revenues and designated cash flow hedges of the predecessor included in accumulated other comprehensive income

The following table presents gains and losses on financial oil and natural gas derivative instruments presented in operating revenues and dedesignated cash flow hedges of the predecessor included in accumulated other comprehensive income (in millions):

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	March 23 (inception) to December 31,	January 1 to May 24,
	2014	2013	2012	2012

Gains (losses) on financial derivative instruments	$985	$(52)	$(62)	$365
Accumulated other comprehensive income	—	—	—	5